DECOMISSIONING PROVISION - Detailed Disclosure (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Minimum
Reconciliation of changes in other provisions [abstract]
Estimated economic lives of assets covered by the decommissioning provision	1 year
Maximum
Reconciliation of changes in other provisions [abstract]
Estimated economic lives of assets covered by the decommissioning provision	75 years
Average
Reconciliation of changes in other provisions [abstract]
Estimated economic lives of assets covered by the decommissioning provision	40 years
Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	CAD 496,000,000	CAD 462,000,000
Unwinding of discount rate	12,000,000	10,000,000
Change in rates	43,000,000	(73,000,000)
Acquisition	10,000,000
Additions	33,000,000	55,000,000
Change in estimates and other	(43,000,000)	42,000,000
Other provisions, ending balance	551,000,000	496,000,000
Less current portion (included in accrued liabilities)	(5,000,000)	(8,000,000)
Other non-current provisions	CAD 546,000,000	CAD 488,000,000
Inflation rate for preset value	1.80%	1.80%
Risk-free rate for preset value	2.30%	2.30%
Depreciation expense	CAD 4,000,000	CAD 0